Cover	Sep. 12, 2022
Cover [Abstract]
Entity Registrant Name	VASO CORPORATION
Entity Central Index Key	0000839087
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 12, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	11-2871434
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Entity File Number	0-18105
Entity Address Address Line 1	137 Commercial Street
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Plainview
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11803
City Area Code	516
Local Phone Number	997-4600
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	VASO